Condensed financial information of the parent company - Summary of Condensed Balance Sheet Statements (Parenthetical) (Detail) - $ / shares	Mar. 31, 2021	Mar. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Shares, Issued		22,238,454
Common Stock, Shares, Outstanding		22,238,454
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	153,000,000	153,000,000
Common Stock, Shares, Issued	0	22,238,454
Common Stock, Shares, Outstanding	0	22,238,454
Parent Company [Member] | Series A Redeemable Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible Preferred Shares, Par Value Per Share	$ 0.001	$ 0.001
Convertible Preferred Shares, Authorized	11,000,000	11,000,000
Convertible Preferred Shares, Issued	0	10,340,000
Convertible Preferred Shares, Outstanding	0	10,340,000
Parent Company [Member] | Series B Redeemable Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible Preferred Shares, Par Value Per Share	$ 0.001	$ 0.001
Convertible Preferred Shares, Authorized	10,000,000	10,000,000
Convertible Preferred Shares, Issued	0	9,067,384
Convertible Preferred Shares, Outstanding	0	9,067,384
Parent Company [Member] | Series C Redeemable Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible Preferred Shares, Par Value Per Share	$ 0.001	$ 0.001
Convertible Preferred Shares, Authorized	6,000,000	6,000,000
Convertible Preferred Shares, Issued	0	5,518,101
Convertible Preferred Shares, Outstanding	0	5,518,101
Parent Company [Member] | Series D Redeemable Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible Preferred Shares, Par Value Per Share	$ 0.001	$ 0.001
Convertible Preferred Shares, Authorized	3,000,000	3,000,000
Convertible Preferred Shares, Issued	0	2,526,026
Convertible Preferred Shares, Outstanding	0	2,526,026
Parent Company [Member] | Series D-1 Redeemable Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible Preferred Shares, Par Value Per Share	$ 0.001	$ 0.001
Convertible Preferred Shares, Authorized	3,000,000	3,000,000
Convertible Preferred Shares, Issued	0	2,178,530
Convertible Preferred Shares, Outstanding	0	2,178,530
Parent Company [Member] | Series D-2 Redeemable Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible Preferred Shares, Par Value Per Share	$ 0.00001	$ 0.00001
Convertible Preferred Shares, Authorized	2,000,000	2,000,000
Convertible Preferred Shares, Issued	0	1,182,803
Convertible Preferred Shares, Outstanding	0	1,182,803
Parent Company [Member] | Series E Redeemable Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible Preferred Shares, Par Value Per Share	$ 0.001	$ 0.001
Convertible Preferred Shares, Authorized	7,000,000	3,000,000
Convertible Preferred Shares, Issued	0	1,042,623
Convertible Preferred Shares, Outstanding	0	1,042,623
Parent Company [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	129,500,000	0
Common Stock, Shares, Issued	54,505,108	0
Common Stock, Shares, Outstanding	54,505,108	0
Parent Company [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	15,000,000	0
Common Stock, Shares, Issued	13,037,729	0
Common Stock, Shares, Outstanding	13,037,729	0